Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 2,211	$ 2,007	$ 1,679
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	(1,131)	(248)	1,311
Related tax effect	359	60	(445)
Reclassification of losses (gains) recognized in net income	(544)	(536)	2
Related tax effect	210	207	(1)
Total other comprehensive income (loss)	(1,106)	(517)	867
Comprehensive income	1,105	1,490	2,546
Less: Comprehensive income attributable to noncontrolling interest	(593)	(592)	(591)
Comprehensive income attributable to Uwharrie Capital	$ 512	$ 898	$ 1,955